EARNINGS/(LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS/(LOSSES) PER SHARE
EARNINGS/(LOSSES) PER SHARE

20.  EARNINGS/(LOSSES) PER SHARE

Basic earnings/(loss) per share and diluted earnings per share were calculated as follows:

	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to Ctrip’s shareholders	242,739,781	2,507,655,884	(1,430,703,195)
Eliminate the dilutive effect of interest expense of convertible notes	—	185,589,773	—

Numerator for diluted earnings/(loss) per share	242,739,781	2,693,245,657	(1,430,703,195)

Denominator:
Denominator for basic earnings/(loss) per ordinary share — weighted average ordinary shares outstanding	34,289,170	37,797,698	59,166,582
Dilutive effect of share options	3,106,496	2,962,481	—
Dilutive effect of convertible notes	—	6,102,417	—
Dilutive effect of convertible notes sold warrants	812,192	512,652	—

Denominator for diluted earnings/(loss) per ordinary share	38,207,858	47,375,248	59,166,582

Basic earnings/(loss) per ordinary share	7.08	66.34	(24.18)

Diluted earnings/(loss) per ordinary share	6.35	56.85	(24.18)

Basic earnings/(loss) per ADS	0.88	8.29	(3.02)

Diluted earnings/(loss) per ADS	0.79	7.11	(3.02)

All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2016, given the loss reported. The 2025 Notes and the 2025 Priceline Notes were not included in the computation of diluted EPS in 2015 because the inclusion of such instrument would be anti-dilutive. The 2017 and 2018 Notes and the 2019 Priceline Notes were not included in the computation of diluted EPS in 2014 because the inclusion of such instrument would be anti-dilutive.

For the years ended December 31, 2014, 2015 and 2016, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(loss) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2014	2015	2016

2017 convertible senior notes	1,587,142	—	435,248
2018 convertible senior notes	2,551,346	—	2,551,360
2020 convertible senior notes	—	—	1,608,985
2025 convertible senior notes	—	486,999	935,550
2022 convertible senior notes	—	—	559,282
Priceline convertible 2019 notes	614,535	—	1,536,338
Priceline convertible 2020 notes	—	—	599,400
Priceline convertible 2025 notes	—	50,023	912,919
Priceline convertible 2022 notes	—	—	14,341
A long-term equity investment firm notes	—	50,023	912,919
Outstanding weighted average stock options	74,104	64,074	3,678,030
Sold Warrants	1,996,407	1,734,865	303,176

	6,823,534	2,385,984	14,047,548